Segment Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues by type of service
Total related party revenues	$ 53,320,333	$ 5,657,828	$ 2,297,763
Total third-party revenues	42,208,971	33,480,210	20,297,018
Total revenues	95,529,304	39,138,038	22,594,781
One-time commissions
Revenues by type of service
Total related party revenues	26,626,264	3,609,418	1,673,838
Total third-party revenues	27,391,146	31,348,817	20,211,700
Total revenues	54,017,410	34,958,235	21,885,538
Recurring management fee
Revenues by type of service
Total related party revenues	22,861,485	2,048,410	623,925
Total third-party revenues		196,752
Total revenues	22,861,485	2,245,162	623,925
Recurring service fees
Revenues by type of service
Total related party revenues	3,832,584
Total third-party revenues	14,817,825	1,934,641	85,318
Total revenues	$ 18,650,409	$ 1,934,641	$ 85,318